Document And Entity Information	Jan. 28, 2021
Cover [Abstract]
Entity Registrant Name	Allegiance Bancshares, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001642081
Document Period End Date	Jan. 28, 2021
Entity Emerging Growth Company	false
Entity File Number	001-37585
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	26-3564100
Entity Address, Address Line One	8847 West Sam Houston Parkway N.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	281
Local Phone Number	894-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ABTX
Security Exchange Name	NASDAQ